Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity International Value Factor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International Value Factor ETF
Class Name	Fidelity® International Value Factor ETF
Trading Symbol	FIVA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Value Factor ETF for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Value Factor ETF	$ 21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained 20% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+27%).
•By sector, financials gained roughly 47% and contributed most. Industrials, which gained 27%, also helped, benefiting from the capital goods industry (+31%), as did consumer staples, which advanced approximately 17%. The consumer discretionary sector rose about 12%, while information technology gained roughly 15% and health care advanced 8%. Other contributors included the communication services (+17%), utilities (+14%), real estate (+16%), energy (+4%) and materials (+1%) sectors.
•Turning to individual stocks, the top contributor was UniCredit (+84%), from the banks group. Within the same industry, Barclays (+99%) boosted the fund. In software & services, NEC (+85%) contributed. Saint-Gobain, within the capital goods industry, gained about 70% and was helpful. Lastly, in insurance, Manulife Financial (+76%) contributed.
•Conversely, the biggest detractor was ASML (-28%), from the semiconductors & semiconductor equipment category. From the same industry, Tokyo Electron (-21%) and Renesas Electronics (-15%) hindered the fund. Lastly, in pharmaceuticals, biotechnology & life sciences, Novo-Nordisk (-18%) and Ono Pharmaceutical (-25%) hurt the fund's result this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 16, 2018 through October 31, 2024. Initial investment of $10,000. Fidelity® International Value Factor ETF $10,000 $8,554 $9,327 $7,805 $11,033 $8,956 $10,632 Fidelity International Value Factor Index℠ $10,000 $8,585 $9,404 $7,917 $11,264 $9,197 $10,973 MSCI World ex USA Index $10,000 $8,705 $9,693 $9,053 $12,301 $9,611 $10,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® International Value Factor ETF - NAV A 20.51% 6.56% 3.72% Fidelity® International Value Factor ETF - Market Price B 19.30% 6.63% 3.52% Fidelity International Value Factor Index℠ A 20.90% 7.13% 4.25% MSCI World ex USA Index A 24.13% 6.79% 4.47% A From January 16, 2018 B From January 18, 2018, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jan. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 166,482,976
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 228,713
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$166,482,976
Number of Holdings	107
Total Advisory Fee	$228,713
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.4 Industrials 17.5 Health Care 11.1 Consumer Discretionary 9.9 Consumer Staples 8.3 Information Technology 7.5 Materials 7.3 Energy 5.1 Communication Services 4.0 Utilities 3.3 Real Estate 2.0 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Japan 22.2 United Kingdom 12.2 France 11.0 Canada 10.5 Germany 8.2 United States 7.2 Australia 6.3 Switzerland 3.8 Netherlands 3.7 Others 14.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 2.0 Hong Kong Exchanges & Clearing Ltd 1.9 ASML Holding NV 1.7 LVMH Moet Hennessy Louis Vuitton SE 1.6 Daimler Truck Holding AG 1.5 UBS Group AG 1.5 KDDI Corp 1.5 Allianz SE 1.5 HSBC Holdings PLC 1.4 Macquarie Group Ltd 1.4 16.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International Multifactor ETF
Class Name	Fidelity® International Multifactor ETF
Trading Symbol	FDEV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Multifactor ETF for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Multifactor ETF	$ 21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 19% and contributed most to the fund's performance for the fiscal year, followed by the U.K. (+32%).
•By sector, financials gained 36% and contributed most. Industrials, which gained 27%, also helped, as did health care, which advanced 20%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+21%). The consumer staples sector rose 20%, while consumer discretionary gained approximately 24% and communication services advanced roughly 17%. Other contributors included the utilities (+16%), information technology (+31%), real estate (+16%) and materials (+14%) sectors.
•Conversely, from a sector standpoint, energy returned about 1% and detracted for the 12 months.
•Turning to individual stocks, the top contributor was Otsuka Holdings (+86%), from the pharmaceuticals, biotechnology & life sciences group. From the same group, Novo-Nordisk (+17%) lifted the fund. In media & entertainment, Publicis Groupe (+45%) and Auto Trader (+44%) helped the fund. Lastly, in household & personal products, Unilever gained 33% and contributed.
•In contrast, the biggest detractor was Stellantis (-44%), from the automobiles & components category. Ono Pharmaceutical, within the pharmaceuticals, biotechnology & life sciences category, returned approximately -24% and hurt the fund. Nippon Telegraph & Telephone (-15%), a stock in the telecommunication services group, detracted. Frontline, within the energy sector, returned -21% and hurt the fund. Lastly, in consumer staples distribution & retail, Jeronimo Martins (-18%) detracted this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 26, 2019 through October 31, 2024. Initial investment of $10,000. Fidelity® International Multifactor ETF $10,000 $10,672 $10,061 $12,584 $9,770 $10,803 Fidelity International Multifactor Index℠ $10,000 $10,729 $10,153 $12,760 $9,975 $11,075 MSCI World ex USA Index $10,000 $10,664 $9,961 $13,534 $10,574 $11,930 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® International Multifactor ETF - NAV A 21.88% 4.29% 4.96% Fidelity® International Multifactor ETF - Market Price B 20.70% 4.32% 5.06% Fidelity International Multifactor Index℠ A 22.23% 4.76% 5.47% MSCI World ex USA Index A 24.13% 6.79% 7.15% A From February 26, 2019 B From February 28, 2019, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 87,167,560
Holdings Count | shares	205
Advisory Fees Paid, Amount	$ 116,603
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$87,167,560
Number of Holdings	205
Total Advisory Fee	$116,603
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.5 Health Care 16.5 Industrials 13.5 Consumer Staples 12.4 Energy 9.5 Communication Services 8.8 Real Estate 6.6 Consumer Discretionary 5.9 Information Technology 4.4 Materials 3.2 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Japan 21.3 Canada 13.1 United Kingdom 11.8 Switzerland 7.1 France 6.9 United States 6.9 Australia 4.8 Germany 4.5 Netherlands 3.8 Others 19.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Novo Nordisk A/S Series B 2.1 PSP Swiss Property AG 1.7 Shell PLC 1.6 Daito Trust Construction Co Ltd 1.6 Roche Holding AG 1.4 Astrazeneca PLC 1.4 Novartis AG 1.4 TotalEnergies SE 1.2 Unilever PLC 1.2 Quebecor Inc Class B 1.2 14.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Emerging Markets Multifactor ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Multifactor ETF
Class Name	Fidelity® Emerging Markets Multifactor ETF
Trading Symbol	FDEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Multifactor ETF for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Multifactor ETF	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, information technology gained about 47% and contributed most to the fund's performance for the fiscal year. Financials, which gained roughly 37%, also helped, as did consumer discretionary, which advanced roughly 39%. The communication services sector rose 19%, while industrials gained 25% and utilities advanced 42%. Other contributors included the health care (+35%), consumer staples (+19%), materials (+3%), energy (+3%) and real estate (+6%) sectors.
•Turning to individual stocks, the top contributor was Taiwan Semiconductor (+101%), from the semiconductors & semiconductor equipment group. Hon Hai Precision Industry (+129%), a stock in the technology hardware & equipment category, and Tencent Holdings (+42%), from the media & entertainment group, each also boosted the fund. In automobiles & components, Mahindra & Mahindra (+83%) helped. Lastly, in consumer discretionary distribution & retail, JD.com (+61%) also lifted the fund.
•Conversely, the biggest detractor was Samsung Electronics (-12%), from the technology hardware & equipment industry. In materials, Sasol (-56%) and Vale (-13%) each hurt the fund's performance. Another notable detractor was Gazprom (-100%), a stock in the energy sector. Lastly, in consumer discretionary distribution & retail, PDD returned -34% and also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 26, 2019 through October 31, 2024. Initial investment of $10,000. Fidelity® Emerging Markets Multifactor ETF $10,000 $10,066 $9,660 $11,065 $8,679 $9,960 Fidelity Emerging Markets Multifactor Index℠ $10,000 $10,153 $9,794 $11,353 $8,859 $10,309 MSCI Emerging Markets Index $10,000 $9,992 $10,819 $12,656 $8,730 $9,677 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® Emerging Markets Multifactor ETF - NAV A 25.20% 4.38% 3.96% Fidelity® Emerging Markets Multifactor ETF - Market Price B 25.57% 4.57% 4.23% Fidelity Emerging Markets Multifactor Index℠ A 27.68% 5.33% 4.96% MSCI Emerging Markets Index A 25.33% 3.95% 3.45% A From February 26, 2019 B From February 28, 2019, date initially listed on the Cboe BZX Exchange, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 103,469,403
Holdings Count | shares	205
Advisory Fees Paid, Amount	$ 144,014
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$103,469,403
Number of Holdings	205
Total Advisory Fee	$144,014
Portfolio Turnover	65%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.4 Financials 19.0 Consumer Discretionary 18.3 Communication Services 13.7 Energy 9.2 Consumer Staples 8.7 Real Estate 5.2 Industrials 3.5 Materials 1.8 Utilities 0.0 Common Stocks 99.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) China 26.9 Taiwan 20.3 India 15.4 Korea (South) 9.9 Indonesia 4.2 Mexico 3.9 Turkey 3.4 Saudi Arabia 2.7 United Arab Emirates 2.7 Others 10.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 8.4 Tencent Holdings Ltd 4.5 Samsung Electronics Co Ltd 2.7 Emaar Properties PJSC 2.0 Huaku Development Co Ltd 1.6 Terrafina 1.6 JD.com Inc A Shares 1.5 PDD Holdings Inc Class A ADR 1.4 Trip.com Group Ltd 1.3 China Shenhua Energy Co Ltd H Shares 1.1 26.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International High Dividend ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® International High Dividend ETF
Class Name	Fidelity® International High Dividend ETF
Trading Symbol	FIDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International High Dividend ETF for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International High Dividend ETF	$ 21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International stocks achieved a strong gain for the 12 months ending October 31, 2024. Resilient global economic growth and a slowing in the pace of inflation in certain regions, as well as a shift to global monetary easing, contributed to a favorable backdrop, despite persistent geopolitical risk.
•Against this backdrop, Europe ex U.K. gained about 18% and contributed most to the fund's performance for the fiscal year, followed by Japan (+24%).
•By sector, financials gained 38% and contributed most, driven by the banks industry (+37%). Utilities, which gained 27%, also helped, as did communication services, which advanced about 23%. The industrials sector rose about 19%, while real estate gained roughly 8% and consumer discretionary advanced 12%. Other contributors included the energy (+4%), health care (+10%), consumer staples (+16%), information technology (+23%) and materials (+2%) sectors.
•Turning to individual stocks, the biggest contributor was Nintendo (+44%), from the media & entertainment group. Westpac Banking (+72%) and Canadian Imperial Bank of Commerce (+85%), within the banks industry, helped. In utilities, Enel gained 26% and lifted the fund. Lastly, in telecommunication services, Telefonica (+29%) boosted the fund.
•Conversely, the biggest detractor was IGO (-25%), from the materials sector. Within the same sector, Nippon Steel (-10%) and Yara International (-10%) hindered the fund. New World Development, within the real estate management & development group, returned roughly -23% and hurt the fund's performance. Lastly, Woodside Energy, within the energy sector, returned about -17% and detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE January 16, 2018 through October 31, 2024. Initial investment of $10,000. Fidelity® International High Dividend ETF $10,000 $8,456 $9,035 $6,777 $9,812 $8,259 $9,215 Fidelity International High Dividend Index℠ $10,000 $8,488 $9,107 $6,857 $9,975 $8,445 $9,467 MSCI World ex USA Index $10,000 $8,705 $9,693 $9,053 $12,301 $9,611 $10,843 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund Fidelity® International High Dividend ETF - NAV A 21.22% 4.33% 1.64% Fidelity® International High Dividend ETF - Market Price B 20.36% 4.40% 1.44% Fidelity International High Dividend Index℠ A 21.62% 4.80% 2.10% MSCI World ex USA Index A 24.13% 6.79% 4.47% A From January 16, 2018 B From January 18, 2018, date initially listed on the NYSE Arca, Inc. exchange Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jan. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,714,955
Holdings Count | shares	104
Advisory Fees Paid, Amount	$ 172,761
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$98,714,955
Number of Holdings	104
Total Advisory Fee	$172,761
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.5 Materials 13.4 Energy 11.8 Utilities 11.1 Communication Services 10.7 Industrials 9.9 Health Care 4.1 Consumer Discretionary 4.0 Information Technology 2.2 Consumer Staples 1.7 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Canada 16.8 Japan 15.6 Australia 10.3 France 9.5 United Kingdom 9.0 Italy 4.8 Spain 4.6 Finland 3.5 Norway 3.5 Others 22.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Enel SpA 3.3 Telefonica SA 3.1 SoftBank Corp 3.0 Engie SA 3.0 Vodafone Group PLC 2.9 Hong Kong & China Gas Co Ltd 2.6 Enbridge Inc 2.6 TotalEnergies SE 2.5 HSBC Holdings PLC 2.3 Emera Inc 2.2 27.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's contractual management fee was reduced during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec